Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Operating loss carry forwards		$ 58,000
Operating Loss Carry forwards Expiration Year		2034
Description of ownership limitations		The Company's use of its NOL carryforwards is limited under Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), as it has had a change in ownership of more than 50% of its capital stock over a three-year period as measured under Section 382 of the Code. These complex changes of ownership rules generally focus on ownership changes involving shareholders owning directly or indirectly 5% or more of its stock, including certain public "groups" of shareholders as set forth under Section 382 of the Code, including those arising from new stock issuances and other equity transactions. Some of these NOL carryforwards will expire if they are not used within certain periods.
Federal statutory income tax rate	35.00%	21.00%
Impact of Federal Tax Rate Change			$ 4,045
State and Local Jurisdiction
Income Taxes Disclosure [Line Items]
Operating loss carry forwards		$ 32,300
State and Local Jurisdiction | Earliest Tax Year 2025
Income Taxes Disclosure [Line Items]
Operating Loss Carry forwards Expiration Year		2025
State and Local Jurisdiction | Latest Tax Year 2035
Income Taxes Disclosure [Line Items]
Operating Loss Carry forwards Expiration Year		2035